Pension Plan (Change In Projected Benefit Obligation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Abstract]
Projected benefit obligation at beginning of year	$ 7,903,211	$ 7,169,552
Service cost	306,799	279,647	246,423
Interest cost	322,198	319,860	318,669
Actuarial loss	692,835	419,487
Benefit payments	(282,882)	(285,335)
Projected benefit obligation at end of year	$ 8,942,161	$ 7,903,211	$ 7,169,552